Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Future undiscounted cash flows for operating leases and reconciliation to operating lease liability
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2020
2021	60
2022	16
2023	2
2024 and thereafter	1
Total	79
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2020:

(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019
Total undiscounted cash flows	79	45
Less short term leases	—	(1)
Less discount	(11)	(8)
Operating lease liability	68	36
Of which:
Current	51	12
Non-current	17	24

Supplementary information regarding lease accounting
The following table gives supplementary information regarding our lease accounting at December 31, 2020:

(In $ million)	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	19	12
Short-term lease cost	2	1
Total lease cost	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	53	19
Weighted-average remaining lease term in months	19	18
Weighted-average discount rate	32%	13%

Operating subleases and leases, lessor, future undiscounted cash flows, and income

(In $ millions)	Year ended December 31, 2020
2021	28
2022	28
2023	28
2024	22
2025 and thereafter	19
Total	125
Refer to Note 9 - "Other revenues" for comparative information on income from operating leases.